Quarterly Report
September 30, 2019
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.7%
Foreign Bonds – 47.5%
Australia – 1.5%
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	1,832,000	$1,501,205
Commonwealth of Australia, 3.25%, 6/21/2039		350,000	309,601
Commonwealth of Australia, 3%, 3/21/2047		150,000	131,962
			$1,942,768
Belgium – 2.1%
Kingdom of Belgium, 1.25%, 4/22/2033	EUR	850,000	$1,093,039
Kingdom of Belgium, 1.6%, 6/22/2047		1,170,000	1,654,611
			$2,747,650
Canada – 3.7%
Government of Canada, 2.75%, 6/01/2022	CAD	4,200,000	$3,271,711
Government of Canada, 1.5%, 6/01/2026		630,000	478,992
Government of Canada, 2%, 6/01/2028		460,000	365,011
Government of Canada, 5.75%, 6/01/2033		550,000	634,934
Government of Canada, 5%, 6/01/2037		125,000	145,016
			$4,895,664
France – 2.0%
Republic of France, 1.25%, 5/25/2036	EUR	1,150,000	$1,488,400
Republic of France, 3.25%, 5/25/2045		405,000	750,778
Republic of France, 4%, 4/25/2055		140,000	317,795
Republic of France, 1.75%, 5/25/2066		65,000	99,055
			$2,656,028
Germany – 0.3%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	354,000	$424,712
Greece – 4.8%
Hellenic Republic, 3.375%, 2/15/2025	EUR	2,350,000	$2,896,156
Hellenic Republic, 3.875%, 3/12/2029		2,550,000	3,398,576
			$6,294,732
Italy – 5.1%
Republic of Italy, 3.5%, 3/01/2030	EUR	860,000	$1,177,664
Republic of Italy, 1.65%, 3/01/2032		1,430,000	1,661,517
Republic of Italy, 5%, 9/01/2040		1,248,000	2,142,923
Republic of Italy, 3.25%, 9/01/2046		1,205,000	1,725,514
			$6,707,618
Japan – 17.3%
Government of Japan, 0%, 10/07/2019	JPY	700,000,000	$6,474,077
Government of Japan, 2.4%, 3/20/2037		367,600,000	4,738,020
Government of Japan, 2.3%, 3/20/2039		460,000,000	5,963,004
Government of Japan, 2.3%, 3/20/2040		327,000,000	4,287,367
Government of Japan, 1.8%, 3/20/2043		13,000,000	162,408
Government of Japan, 0.8%, 6/20/2047		95,000,000	988,826
Government of Japan, 2%, 3/20/2052		23,900,000	330,082
			$22,943,784
New Zealand – 2.4%
Government of New Zealand, 3%, 4/20/2029	NZD	3,150,000	$2,311,923
Government of New Zealand, 2.75%, 4/15/2037		1,200,000	902,840
			$3,214,763

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Portugal – 0.4%
Republic of Portugal, 4.1%, 2/15/2045	EUR	306,000	$556,767
Spain – 2.5%
Kingdom of Spain, 4.7%, 7/30/2041	EUR	520,000	$1,006,003
Kingdom of Spain, 5.15%, 10/31/2044		1,100,000	2,333,787
			$3,339,790
United Kingdom – 5.4%
United Kingdom Treasury, 6%, 12/07/2028	GBP	700,000	$1,297,457
United Kingdom Treasury, 0.875%, 10/22/2029		550,000	702,250
United Kingdom Treasury, 4.25%, 6/07/2032		471,000	836,154
United Kingdom Treasury, 4.25%, 3/07/2036		438,000	825,893
United Kingdom Treasury, 1.75%, 9/07/2037		600,000	845,512
United Kingdom Treasury, 4.25%, 12/07/2040		127,000	256,408
United Kingdom Treasury, 3.25%, 1/22/2044		680,000	1,248,249
United Kingdom Treasury, 3.75%, 7/22/2052		339,000	747,641
United Kingdom Treasury, 4%, 1/22/2060		80,000	202,315
United Kingdom Treasury, 3.5%, 7/22/2068		100,000	250,882
			$7,212,761
Total Foreign Bonds			$62,937,037
U.S. Bonds – 45.2%
Asset-Backed & Securitized – 0.2%
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026 (z)		$246,681	$246,478
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$160,691
Mortgage-Backed – 0.9%
Freddie Mac, 3.32%, 2/25/2023		$5,000	$5,208
Freddie Mac, 3.243%, 4/25/2027		400,000	430,968
Freddie Mac, 3.117%, 6/25/2027		322,320	344,768
Freddie Mac, 3.9%, 4/25/2028		300,000	338,372
			$1,119,316
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025		$3,836	$4,012
Small Business Administration, 5.09%, 10/01/2025		3,416	3,593
Small Business Administration, 5.21%, 1/01/2026		41,562	43,909
Small Business Administration, 2.22%, 3/01/2033		479,311	479,381
			$530,895
U.S. Treasury Obligations – 43.6%
U.S. Treasury Bonds, 1.375%, 8/31/2020		$4,000,000	$3,982,812
U.S. Treasury Bonds, 2.25%, 2/15/2027		9,596,000	10,011,702
U.S. Treasury Bonds, 4.5%, 8/15/2039		4,748,400	6,753,301
U.S. Treasury Bonds, 2.75%, 11/15/2042		2,011,000	2,256,640
U.S. Treasury Bonds, 3.625%, 2/15/2044		1,700,000	2,197,648
U.S. Treasury Notes, 3.5%, 5/15/2020		10,355,000	10,458,954
U.S. Treasury Notes, 2.75%, 2/15/2024		3,790,000	3,978,168
U.S. Treasury Notes, 2.125%, 5/15/2025		3,000,000	3,084,844
U.S. Treasury Notes, 1.5%, 8/15/2026		6,720,000	6,666,450
U.S. Treasury Notes, 2.875%, 5/15/2028		7,612,300	8,355,094
			$57,745,613
Total U.S. Bonds			$59,802,993
Total Bonds			$122,740,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	8,656,547	$8,656,547

Other Assets, Less Liabilities – 0.8%		1,015,964
Net Assets – 100.0%		$132,412,541
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,656,547 and $122,740,030, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026	7/29/19	$246,527	$246,478
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	148,787	USD	181,145	Brown Brothers Harriman	10/11/2019	$1,865
GBP	520,000	USD	639,226	UBS AG	10/11/2019	379
USD	1,313,973	AUD	1,932,000	Deutsche Bank AG	10/11/2019	9,533
USD	108,953	AUD	161,000	Goldman Sachs International	10/11/2019	249
USD	3,238,397	AUD	4,625,958	JPMorgan Chase Bank N.A.	10/11/2019	115,060
USD	677,115	AUD	1,000,000	Morgan Stanley Capital Services, Inc.	10/11/2019	1,939
USD	723,990	AUD	1,035,000	State Street Bank Corp.	10/11/2019	25,182
USD	265,288	AUD	389,703	UBS AG	10/11/2019	2,170
USD	1,984,878	CAD	2,603,585	Deutsche Bank AG	10/11/2019	19,354
USD	1,991,363	CAD	2,614,000	Morgan Stanley Capital Services, Inc.	10/11/2019	17,976
USD	5,076	CHF	5,000	UBS AG	10/11/2019	62
USD	44,846	DKK	300,000	Citibank N.A.	10/11/2019	1,018

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	104,818	EUR	95,000	Brown Brothers Harriman	10/11/2019	$1,202
USD	2,059,176	EUR	1,875,000	Citibank N.A.	10/11/2019	14,126
USD	1,820,593	EUR	1,627,000	Deutsche Bank AG	10/11/2019	46,033
USD	753,375	EUR	676,811	Deutsche Bank AG	11/18/2019	13,124
USD	306,296	EUR	271,784	Merrill Lynch International	10/11/2019	9,863
USD	272,238	EUR	246,145	NatWest Markets PLC	10/11/2019	3,769
USD	526,884	EUR	474,000	State Street Bank Corp.	10/11/2019	9,895
USD	3,776,919	EUR	3,355,455	UBS AG	10/11/2019	117,144
USD	1,793,021	GBP	1,426,566	Citibank N.A.	10/11/2019	38,332
USD	673,443	GBP	538,000	NatWest Markets PLC	10/11/2019	11,698
USD	1,354,009	GBP	1,078,000	State Street Bank Corp.	10/11/2019	28,060
USD	535,943	JPY	56,874,818	Citibank N.A.	10/11/2019	9,625
USD	438,358	JPY	46,921,317	Deutsche Bank AG	10/11/2019	4,150
USD	162,940	JPY	17,225,000	Merrill Lynch International	10/11/2019	3,541
USD	152,330	JPY	16,019,000	Morgan Stanley Capital Services, Inc.	10/11/2019	4,091
USD	6,948,784	JPY	730,744,400	State Street Bank Corp.	10/11/2019	186,508
USD	618,825	NOK	5,485,000	BNP Paribas S.A.	10/11/2019	15,817
USD	676,967	NOK	6,033,000	Brown Brothers Harriman	10/11/2019	13,713
USD	657,348	NOK	5,721,000	Goldman Sachs International	10/11/2019	28,394
USD	638,537	NOK	5,715,000	Merrill Lynch International	10/11/2019	10,242
USD	677,791	NOK	6,033,000	State Street Bank Corp.	10/11/2019	14,537
USD	1,345,666	NZD	2,050,000	BNP Paribas S.A.	10/11/2019	61,695
USD	155,810	NZD	241,000	Brown Brothers Harriman	10/11/2019	4,865
USD	595,123	NZD	927,000	Citibank N.A.	10/11/2019	14,518
USD	911,202	NZD	1,420,591	Deutsche Bank AG	10/11/2019	21,447
USD	3,784,711	NZD	5,718,701	NatWest Markets PLC	10/11/2019	202,930
USD	677,001	NZD	1,033,000	State Street Bank Corp.	10/11/2019	30,005
USD	630,160	SEK	6,094,000	Barclays Bank PLC	10/11/2019	10,742
USD	298,220	SEK	2,809,860	Citibank N.A.	10/11/2019	12,615
USD	1,333,164	SEK	12,588,000	Deutsche Bank AG	10/11/2019	53,670
USD	61,458	SEK	589,000	UBS AG	10/11/2019	1,590
USD	4,907	ZAR	69,347	JPMorgan Chase Bank N.A.	10/11/2019	333
						$1,193,061
Liability Derivatives
AUD	984,000	USD	675,622	Citibank N.A.	10/11/2019	$(11,249)
AUD	1,703,865	USD	1,174,357	Deutsche Bank AG	10/11/2019	(23,948)
AUD	2,551,665	USD	1,758,779	JPMorgan Chase Bank N.A.	10/11/2019	(35,955)
AUD	372,617	USD	253,290	Morgan Stanley Capital Services, Inc.	10/11/2019	(1,708)
AUD	1,695,760	USD	1,157,721	UBS AG	10/11/2019	(12,784)
CAD	1,777,000	USD	1,347,016	Brown Brothers Harriman	10/11/2019	(5,506)
CAD	629,115	USD	480,736	Deutsche Bank AG	10/11/2019	(5,798)
CAD	803,000	USD	608,300	Goldman Sachs International	10/11/2019	(2,091)
CAD	353,120	USD	270,065	JPMorgan Chase Bank N.A.	10/11/2019	(3,484)
CAD	473,209	USD	362,077	Morgan Stanley Capital Services, Inc.	10/11/2019	(4,837)
CAD	195,002	USD	148,005	State Street Bank Corp.	10/11/2019	(792)
DKK	3,709,237	USD	563,692	UBS AG	10/11/2019	(21,805)
EUR	807,000	USD	901,379	Brown Brothers Harriman	10/11/2019	(21,190)
EUR	13,540,307	USD	15,281,382	Citibank N.A.	10/11/2019	(513,053)
EUR	540,000	USD	609,956	Deutsche Bank AG	10/11/2019	(20,981)
EUR	259,883	USD	288,102	Merrill Lynch International	10/11/2019	(4,649)
EUR	1,202,000	USD	1,359,609	Morgan Stanley Capital Services, Inc.	10/11/2019	(48,595)
EUR	1,197,000	USD	1,356,748	NatWest Markets PLC	10/11/2019	(51,187)
EUR	221,983	USD	245,555	State Street Bank Corp.	10/11/2019	(3,439)
EUR	3,462,647	USD	3,863,833	UBS AG	10/11/2019	(87,145)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
GBP	388,736	USD	480,422	Barclays Bank PLC	10/11/2019	$(2,273)
GBP	339,590	USD	418,072	BNP Paribas S.A.	10/11/2019	(373)
GBP	1,622,000	USD	2,024,851	Brown Brothers Harriman	10/11/2019	(29,777)
GBP	550,000	USD	679,221	Citibank N.A.	10/11/2019	(2,716)
GBP	1,613,249	USD	2,025,055	Deutsche Bank AG	10/11/2019	(40,745)
GBP	284,745	USD	356,269	Goldman Sachs International	10/11/2019	(6,031)
GBP	174,588	USD	215,668	UBS AG	10/11/2019	(923)
JPY	14,251,000	USD	132,760	Deutsche Bank AG	10/11/2019	(882)
JPY	108,126,515	USD	1,020,615	JPMorgan Chase Bank N.A.	10/11/2019	(20,017)
JPY	1,546,715,199	USD	14,340,393	State Street Bank Corp.	10/11/2019	(27,160)
JPY	45,874,200	USD	424,989	UBS AG	10/11/2019	(471)
MXN	74,144	USD	3,795	Citibank N.A.	10/11/2019	(44)
NOK	22,600,623	USD	2,644,236	Citibank N.A.	10/11/2019	(159,574)
NOK	6,387,000	USD	744,793	HSBC Bank	10/11/2019	(42,620)
NZD	3,065,052	USD	2,022,376	Deutsche Bank AG	10/11/2019	(102,650)
SEK	6,367,000	USD	660,499	Deutsche Bank AG	10/11/2019	(13,332)
USD	40,591	CAD	54,000	Brown Brothers Harriman	10/11/2019	(175)
USD	2,483,707	CAD	3,298,322	State Street Bank Corp.	10/11/2019	(6,295)
USD	671,547	GBP	550,000	Citibank N.A.	10/11/2019	(4,958)
USD	689,490	GBP	564,995	Deutsche Bank AG	10/11/2019	(5,458)
USD	95,119	GBP	78,000	HSBC Bank	10/11/2019	(821)
USD	351,369	GBP	290,000	State Street Bank Corp.	10/11/2019	(5,334)
USD	704,704	GBP	575,053	UBS AG	10/11/2019	(2,617)
						$(1,355,442)
At September 30, 2019, the fund had cash collateral of $540,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$58,276,508	$—	$58,276,508
Non-U.S. Sovereign Debt	—	62,937,037	—	62,937,037
U.S. Corporate Bonds	—	160,691	—	160,691
Residential Mortgage-Backed Securities	—	1,119,316	—	1,119,316
Asset-Backed Securities (including CDOs)	—	246,478	—	246,478
Mutual Funds	8,656,547	—	—	8,656,547
Total	$8,656,547	$122,740,030	$—	$131,396,577
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$1,193,061	$—	$1,193,061
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,355,442)	—	(1,355,442)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$902,742	$61,202,797	$53,449,878	$97	$789	$8,656,547
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$219,296	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	52.2%
Japan	17.3%
United Kingdom	5.5%
Italy	5.1%
Greece	4.8%
Canada	3.7%
Spain	2.6%
New Zealand	2.5%
Belgium	2.1%
Other Countries	4.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.